Subsidiary Guarantors (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsidiary Guarantors
Ownership interest held (as a percent)	100.00%	100.00%
Restricted net assets	$ 0	$ 0
EQT Midstream Finance Corporation
Subsidiary Guarantors
Ownership interest held (as a percent)	100.00%	100.00%